Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 353,087	$ 509,224	$ 385,141
Accounts receivable, net	370,481
Inventory	840,519
Notes receivable		1,465,874
Prepaid expenses	59,901	122,056
Costs and estimated earnings in excess of billings on uncompleted contracts	668,561
Total current assets	2,292,549	2,097,154	385,141
Assets of discontinued operations			395,133
Property and equipment, net	67,648
Deposits	198	198
Intangible assets	1,466,344
Goodwill	832,674
Total assets	4,659,413	2,097,352	780,274
Current Liabilities
Accounts payable	178,695	166,256	155
Accrued expenses	723,175	165,537	191,344
Convertible notes payable		529,309	504,309
Notes payable	305,453	25,000	117,600
Due to NACSV sellers	816,373
Total current liabilities	2,023,696	886,102	813,408
Contingent consideration	1,955,293
Liabilities of discontinued operations			33,974
Total liabilities	3,978,989	886,102	847,382
Commitments and Contingencies
Stockholders' equity
Preferred stock, $0.001 par value, 35,000,000 and 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 450,000,000 and 175,000,000 shares authorized, 100,669,278, 93,024,117 and 52,263,451 shares issued and outstanding	100,670	93,025	52,264
Additional paid-in capital	23,667,935	17,976,600	7,326,336
Accumulated deficit	(23,088,181)	(16,858,375)	(7,561,122)
Total Global Digital Solutions, Inc. stockholders' equity (deficit)		1,211,250	(182,522)
Noncontrolling interest			115,414
Total stockholders' equity	680,424	1,211,250	(67,108)
Total liabilities and stockholders' equity	$ 4,659,413	$ 2,097,352	$ 780,274